Long-Term Incentive Plan, Equity Incentive Plan and Other Compensatory Awards (Details 2) (Long Term Incentive Plan [Member], Equity Incentive Plan [Member], USD $)	12 Months Ended
Dec. 31, 2013
Long Term Incentive Plan [Member] | Equity Incentive Plan [Member]
Long-term Purchase Commitment [Line Items]
Outstanding at January 1, 2013 - Shares	1,175,000
Granted - Shares	486,364
Exercised - Shares	0
Forfeited or expired - Shares	0
Outstanding at December 31, 2013 - Shares	1,661,364
Exercisable at December 31, 2013 - Shares	1,611,364
Outstanding at January 1, 2013 - Weighted - Average Exercise Price	$ 1.50
Granted - Weighted - Average Exercise Price	$ 0.62
Exercised - Weighted - Average Exercise Price	$ 0
Forfeited or expired - Weighted - Average Exercise Price	$ 0
Outstanding at December 31, 2013 - Weighted - Average Exercise Price	$ 1.24
Exercisable - Weighted - Average Exercise Price	$ 1.27
Outstanding - Weighted-Average Remaining Contractual Term	2 years
Exercisable - Weighted-Average Remaining Contractual Term	2 years
Outstanding - Aggregate Intrinsic Value	$ 10,400
Exercisable - Aggregate Intrinsic Value	$ 5,200